Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets recognized [member] | Tarkwa [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Deferred tax assets losses on financial instruments not recognised	$ 85.0
Damang [member] | Deferred tax assets recognized [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	44.5
Deferred tax assets assessed losses recognised	8.9
Deferred tax assets losses on financial instruments not recognised	35.6
Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	231.2	$ 125.7
Minera Gold Fields Salares Norte [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	205.8	212.0
Tax Losses Expire in 2 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	0.0	84.5
Tax Losses Expire in 3 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	8.9	46.2
Tax Losses Expire in 4 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	35.1	46.0
Tax Losses Expire in 5 Years [Member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	85.5	0.0
Tax Losses Expiring Between 1 and 2 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	3.8	8.8
Tax Losses Expiring Between 2 and 5 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	1.9	15.2
Tax Losses Expiring Between 5 and 10 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	2.6	16.5
Tax Losses Expiring After 10 Years [Member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	180.4	33.0
No Expiry Date [member] | Exploration Entities [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 42.5	$ 52.2